RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of contingent consideration payable

	December 31, 2014	Activity During the Period	Accretion in Value	June 30, 2015
Contingent consideration payable	$6,732,123	$—	$451,628	$7,183,751
Total	$6,732,123	$—	$451,628	$7,183,751

	December 31, 2013	Activity During the Period	Accretion in Value	December 31, 2014
Contingent consideration payable	$—	$6,584,042	$148,081	$6,732,123
Total	$—	$6,584,042	$148,081	$6,732,123

Schedule of Maturities of Contingent Consideration

Year ended December 31,
2015	$3,827,339
2016	$3,356,412

Year ended December 31,
2015	3,586,722
2016	3,145,401